Exhibit 99.1		EXHIBIT C to the Supplement to PSA
CLASS A CUSIP	55262TEU3
CLASS B CUSIP	55262TEV1

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 1999-J

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING MARCH 31, 2008

The information which is required to be prepared with respect to the Distribution Date of April 15, 2008, and with respect to the performance of the Trust during the month of March, 2008 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Second Amended and Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 1999-J Supplement to the Second Amended and Restated Pooling and Servicing Agreement relating to the Collateral Certificate	Included in Exhibit 4.2 to FIA's Form 8-K filed with the SEC on November 12, 1999

Second Amended and Restated Pooling and Servicing Agreement dated as of October 20, 2006	Included in BA CREDIT CARD FUNDING, LLC Form 8-K filed with the SEC on October 20, 2006

A.       In accordance with Article IV of the Second Amended and Restated Pooling and Servicing Agreement, Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal Receivables. For a more detailed description, please see the Second Amended and Restated Pooling and Servicing Agreement and the Series 1999-J Supplement previously filed by the Registrant with the SEC.

1999-J

Allocations of Collections of Finance Charge Receivables

1999-J

Allocations of Collections of Principal Receivables

B.	Information Regarding the Current Monthly Distribution to Certificateholders (Stated on the Basis of $1,000 Original Certificate Principal Amount).

	1.	The amount of distribution in respect of Class A Monthly Principal	$0.000000

	2.	The amount of distribution in respect of Class B Monthly Principal	$0.000000

	3.	The amount of distribution in respect of Collateral Monthly Principal	$0.000000

	4.	The amount of distribution in respect of Class A Monthly Interest	$5.833333

	5.	The amount of distribution in respect of Class A Deficiency Amounts	$0.000000

	6.	The amount of distribution in respect of Class A Additional Interest	$0.000000

	7.	The amount of distribution in respect of Class B Monthly Interest	$6.166667

	8.	The amount of distribution in respect of Class B Deficiency Amounts	$0.000000

	9.	The amount of distribution in respect of Class B Additional Interest	$0.000000

	10.	The amount of distribution in respect of Collateral Minimum Monthly Interest	$6.541667

1999-J

11.	The amount of distribution in respect of any accrued and unpaid Collateral Minimum Monthly Interest	$0.000000

C.	Information Regarding the Performance of the Trust

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class A Certificates	$129,754,014.41

		(b)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$11,448,877.77

		(c)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$11,448,877.77

2.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$98,855,508,837.77

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 1999-J as of the end of the day on the last day of the related Monthly Period	$1,000,000,000.00

	(c)	The amount of Principal Receivables in the Trust represented by the Adjusted Investor Interest of Series 1999-J as of the end of the day on the last day of the related Monthly Period	$1,000,000,000.00

	(d)	The amount of Principal Receivables in the Trust represented by the Class A Investor Interest as of the end of the day on the last day of the related Monthly Period	$850,000,000.00

	(e)	The amount of Principal Receivables in the Trust represented by the Class A Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$850,000,000.00

	(f)	The amount of Principal Receivables in the Trust represented by the Class B Investor Interest as of the end of the day on the last day of the related Monthly Period	$75,000,000.00

1999-J

(g)	The amount of Principal Receivables in the Trust represented by the Class B Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$75,000,000.00

(h)	The amount of Principal Receivables in the Trust represented by the Collateral Interest Amount as of the end of the day on the last day of the related Monthly Period	$75,000,000.00

(i)	The amount of Principal Receivables in the Trust represented by the Collateral Interest Adjusted Amount as of the end of the day on the last day of the related Monthly Period	$75,000,000.00

(j)	The Floating Investor Percentage with respect to the period:

	March 1, 2008 through March 31, 2008	1.01%

(k)	The Class A Floating Allocation with respect to the related Monthly Period	0.850

(l)	The Class B Floating Allocation with respect to the related Monthly Period	0.075

(m)	The Collateral Floating Allocation with respect to the related Monthly Period	0.075

(n)	The Fixed Investor Percentage with respect to the related Monthly Period	N/A

(o)	The Class A Fixed Allocation with respect to the related Monthly Period	N/A

(p)	The Class B Fixed Allocation with respect to the related Monthly Period	N/A

(q)	The Collateral Fixed Allocation with respect to the related Monthly Period	N/A

3.	Shared Principal Collections

	The aggregate amount Shared Principal Collections allocated to:

	1. Series 1998-B 2. Series 1998-E	544,829,175.58 742,987,158.46

	Total	$1,287,816,334.04

4.	Delinquent Balances

1999-J

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Percentage of Total Receivables	Aggregate Account Balance

(a)	30 - 59 days:	1.67%	$1,673,528,713.26

(b)	60 - 89 days:	1.24%	$1,241,877,749.36

(c)	90 - 119 days:	0.98%	$986,113,868.59

(d)	120 - 149 days:	0.94%	$944,282,409.37

(e)	150 - 179 days:	0.99%	$998,380,996.52

(f)	180 – or more days:	0.00%	$2,523,070.67

	Total:	5.82%	$5,846,706,807.77

5.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$5,341,037.18

	(b)	The Class A Investor Default Amount for the related Monthly Period	$4,539,881.98

	(c)	The Class B Investor Default Amount for the related Monthly Period	$400,577.60

	(d)	The Collateral Default Amount for the related Monthly Period	$400,577.60

6.	Investor Charge Offs

	(a)	The aggregate amount of Class A Investor Charge Offs for the related Monthly Period	$0.00

	(b)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (a) above per $1,000 of original certificate principal amount	$0.00

	(c)	The aggregate amount of Class B Investor Charge Offs for the related Monthly Period	$0.00

	(d)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (c) above per $1,000 of original certificate principal amount	$0.00

	(e)	The aggregate amount of Collateral Charge Offs for the related Monthly Period	$0.00

1999-J

(f)	The aggregate amount of Collateral Charge Offs set forth in 6 (e) above per $1,000 of original certificate principal amount	$0.00

(g)	The aggregate amount of Class A Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(h)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (g) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(i)	The aggregate amount of Class B Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(j)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (i) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(k)	The aggregate amount of Collateral Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(l)	The aggregate amount of Collateral Charge Offs set forth in 6 (k) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

7.	Investor Servicing Fee

	(a)	The amount of the Class A Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$885,416.67

	(b)	The amount of the Class B Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$78,125.00

	(c)	The amount of the Collateral Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$78,125.00

	(d)	The amount of Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$625,000.00

1999-J

8.	Reallocations

	(a)	The amount of Reallocated Collateral Principal Collections with respect to this Distribution Date	$0.00

	(b)	The amount of Reallocated Class B Principal Collections with respect to this Distribution Date	$0.00

	(c)	The Collateral Interest Amount as of the close of business on this Distribution Date	$75,000,000.00

	(d)	The Collateral Interest Adjusted Amount as of the close of business on this Distribution Date	$75,000,000.00

	(e)	The Class B Investor Interest as of the close of business on this Distribution Date	$75,000,000.00

	(f)	The Class B Adjusted Investor Interest as of the close of business on this Distribution Date	$75,000,000.00

	(g)	The Class A Investor Interest as of the close of business on this Distribution Date	$850,000,000.00

	(h)	The Class A Adjusted Investor Interest as of the close of business on this Distribution Date	$850,000,000.00

9.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account, amounts, if any, withdrawn from the Swap Reserve Fund and the Net Swap Receipt, if any, allocated in respect of the Class A Certificates	$16,003,576.33

	(b)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period, any Principal Funding Investment Proceeds and amounts if any withdrawn from the Reserve Account and which were allocated in respect of the Class B Certificates	$1,158,923.13

	(c)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$1,158,923.13

10.	Principal Funding Account

1999-J

(a)	The principal amount on deposit in the Principal Funding Account on the related Transfer Date (after taking into account deposits on such date but prior to withdrawals)	$0.00

(b)	The Accumulation Shortfall with respect to the related Monthly Period	$0.00

(c)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

(d)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class B Available Funds	$0.00

11.	Reserve Account

	(a)	The Reserve Draw Amount on the related Transfer Date	$0.00

	(b)	The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class A Available Funds	$0.00

	(c)	The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class B Available Funds	$0.00

	(d)	Interest Earnings on funds on deposit in the Reserve Account deposited in the Finance Charge Account on the related Transfer Date	$0.00

12.	Swap Reserve Fund

	(a)	The Swap Reserve Draw Amount on the related Transfer Date	$0.00

	(b)	The amount of the Swap Reserve Draw Amount deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

13.	Swap Cash Flows

	(a)	The amount of the Net Swap Receipt for the related Transfer Date	$2,869,108.89

	(b)	The amount of the Net Swap Payment for the related Transfer Date	$0.00

14.	Available Funds

1999-J

(a)	The amount of Class A Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$15,472,326.33

(b)	The amount of Class B Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$1,112,048.13

(c)	The amount of Collateral Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$1,112,048.13

15.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	12.13%

	(b)	The Portfolio Adjusted Yield	5.76%

D.	Information Regarding the Status of the Interest Rate Swap and the Swap Counterparty

	1.	Has the Interest Reserve Account been established?	No

	2.	Has the Interest Reserve Account been funded?	No

	3.	The aggregate amount of funds withdrawn from the Interest Reserve Account, if any	$0.00

	4.	How any funds withdrawn from the Interest Reserve Account were utilized N/A

	5.	Has the Interest Rate Swap been terminated?	No

FIA CARD SERVICES, NATIONAL ASSOCIATION, Servicer

Name: Teresa R. Thomas
Title: Vice President

1999-J